Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 30, 2011
The Jensen Portfolio doing business as Jensen Quality Growth Fund (Second Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY OF THE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The objective of the Jensen Portfolio doing business as ("d/b/a") the Jensen
Quality Growth Fund (the "Fund") is long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.84%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To achieve its objective, the Fund invests in equity securities of approximately
25 to 30 companies that satisfy the investment criteria described below. Generally, each company in which the Fund invests must, as determined by the Fund's investment adviser, Jensen Investment Management, Inc. (the
"Adviser"):

o Have consistently achieved strong earnings and have a trend of growing free cash flow over the prior ten years;

o Be in excellent financial condition; and

o Be capable of sustaining outstanding business performance.

Equity securities in which the Fund invests as a principal strategy consist primarily of common stocks of U.S. companies.

The Fund may purchase securities when they are priced below their intrinsic values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund's objective. In addition, the Fund generally sells its entire position in a company when the company no longer meets each of the Fund's investment criteria specified above. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company's operating performance, the Fund may continue to hold and invest in the company.

The Adviser expects to include in the Fund's investment portfolio at any time securities of approximately 25 to 30 primarily domestic companies. The Fund must always own the securities of a minimum of 15 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the
Fund. The principal risks of investing in this Fund are:

o Stock Market Risk

The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder's investment.

o Management Risk

The Adviser may be incorrect in its judgment of the value of particular stocks. The investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund's investment objective will be achieved.

o Non-diversification

The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a "diversified" fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value ("NAV") of the Fund.

o Company and Sector Risk

The Fund's investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years as determined by the
Adviser. Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the
Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund's performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the
Fund was able to invest in such rapidly growing, non-qualifying companies.

o Large-Cap Company Risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Risk, Lose Money	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a "diversified" fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value ("NAV") of the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one and five years and since inception compare with those of a broad measure of market performance. The
Fund's past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.jenseninvestment.com, or by calling the Fund toll-free at 1-800-992-4144.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one and five years and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-992-4144
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.jenseninvestment.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Jensen Quality Growth Fund - Class R Shares Annual Total Return as of December 31 of Each Year	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten year period shown on the bar chart, the Fund's best and worst quarters are shown below:

 Best Quarter:   15.79% (2nd quarter 2009)            Worst Quarter:    -21.75% (4th quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2010
The Jensen Portfolio doing business as Jensen Quality Growth Fund (Second Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return	[1]
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.75%)
The Jensen Portfolio doing business as Jensen Quality Growth Fund | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2003
The Jensen Portfolio doing business as Jensen Quality Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Annual Return 2004	rr_AnnualReturn2004	5.80%
Annual Return 2005	rr_AnnualReturn2005	(1.64%)
Annual Return 2006	rr_AnnualReturn2006	13.73%
Annual Return 2007	rr_AnnualReturn2007	7.01%
Annual Return 2008	rr_AnnualReturn2008	(29.15%)
Annual Return 2009	rr_AnnualReturn2009	28.65%
Annual Return 2010	rr_AnnualReturn2010	11.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2003
The Jensen Portfolio doing business as Jensen Quality Growth Fund | Class R | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2003
The Jensen Portfolio doing business as Jensen Quality Growth Fund | Class R | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2003

[1]	The Fund's year-to-date total return as of June 30, 2011 was 6.01%.
[2]	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year's expenses.
[3]	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the statutory Prospectus, which reflects the actual historical operating expenses of the Fund and does not include the Shareholder Servicing Fee that went into effect July 1, 2011 and is used to pay for shareholder support services, including the recordkeeping and administrative services provided by retirement plan administrators to retirement plans (and their participants) that are shareholders of the Class R shares.